Current and long-term debt - AVIC lease financing (Details) $ in Thousands	1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Sep. 30, 2022 vessel	Feb. 28, 2022 USD ($)	Dec. 31, 2020 USD ($) vessel	Jul. 31, 2018 USD ($) tanker	Sep. 30, 2018	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 1,588,290	$ 1,436,224
Principal repayments recognized in consolidated cash flow statements							$ 516,127	79,502	$ 56,729
Number of vessels, purchase option exercised | vessel							18
Purchase option fees	$ 1,200									$ 1,700
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 1,617,439	1,948,592
Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							0.26161%
AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 145,000
Principal repayments recognized in consolidated cash flow statements	$ 77,800
Number of vessels, purchase option exercised | vessel		4
Borrowings, bareboat charter term						8 years
AVIC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 0	$ 77,769
AVIC Lease Financing | STI Fontvieille | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements			$ 17,200
AVIC Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period					8 years
AVIC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				4.20%	3.70%
Vessels | MR | AVIC Lease Financing | STI Ville, STI Fontvieille and STI Brooklyn
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker					3
Borrowings					$ 24,000
Vessels | LR2 | AVIC Lease Financing | STI Rose and STI Rambla
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker					2
Borrowings					$ 36,500
Installation of scrubbers | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 4,600
Sale leaseback transaction, term				3 years
Installation of scrubbers | Vessels | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel				3